PRINCIPAL ACCOUNTING POLICIES - Deferred revenue (Details) ¥ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2020 CNY (¥) km	Mar. 31, 2020 CNY (¥) km	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Deferred revenue | ¥	¥ 50.3	¥ 50.3	¥ 54.3	¥ 115.2
Warranty liabilities | ¥	¥ 0.3	¥ 0.3
Minimum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)		6 months
Number of kilometers covered by warranty program (in kilometers)		10,000
Maximum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)		1 year
Number of kilometers covered by warranty program (in kilometers)		20,000
Golden Authentication [Member]
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	1 year	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000	20,000
Silver Authentication [Member]
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)		6 months
Number of kilometers covered by warranty program (in kilometers)		10,000